Label	Element	Value
A, B, C, R | AllianzGI Focused Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000867297_SupplementTextBlock

ALLIANZ FUNDS

Supplement Dated March 10, 2014

to the Statutory Prospectuses for Administrative Class, Institutional Class, Class A, Class B, Class C, Class D, Class P,

and Class R shares of all series of Allianz Funds except for AllianzGI Money Market Fund

Dated August 28, 2013 (as revised December 19, 2013) (as supplemented thereafter)

Disclosure Related to AllianzGI Focused Growth Fund

Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Focused Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Within the Fund Summary relating to the AllianzGI Focused Growth Fund, the following is added as a footnote to the section entitled "Investment Objective":
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Board of Trustees of the Trust has approved a different investment objective for the Fund to take effect on or about June 1, 2014. Such new investment objective will be as follows: “The Fund seeks long-term capital appreciation.”

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Please retain this Supplement for future reference.